Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest income:
Loans, including fees	$ 322,508	$ 297,820	$ 297,283
Investment securities:
Taxable	82,347	79,533	88,008
Tax-exempt	9,656	10,356	11,319
Other interest income	625	205	144
Total interest income	415,136	387,914	396,754
Interest expense:
Savings deposits	6,208	4,562	3,593
Time deposits	9,736	9,963	11,233
Securities sold under repurchase agreements	6,617	20,876	23,777
Other borrowings	10,978	3,128	1,615
Junior subordinated deferrable interest debentures	5,392	4,600	4,099
Total interest expense	38,931	43,129	44,317
Net interest income	376,205	344,785	352,437
Provision for probable loan losses	11,221	19,859	24,405
Net interest income after provision for probable loan losses	364,984	324,926	328,032
Non-interest income:
Service charges on deposit accounts	72,868	73,581	78,825
Other service charges, commissions and fees
Banking	44,964	46,267	44,971
Non-banking	7,345	7,006	7,223
Investment securities transactions, net	(4,774)	(2,626)	(3,682)
Other investments, net	18,918	23,827	16,969
Other income	11,085	13,647	11,428
Total non-interest income	150,406	161,702	155,734
Non-interest expense:
Employee compensation and benefits	132,750	128,661	125,135
Occupancy	28,439	26,583	28,019
Depreciation of bank premises and equipment	25,281	24,738	25,009
Professional fees	13,650	13,672	12,278
Deposit insurance assessments	3,294	5,777	5,938
Net expense, other real estate owned	965	5,688	5,695
Amortization of identified intangible assets	25	128	644
Advertising	7,854	7,814	7,585
Early termination fee - securities sold under repurchase agreements	5,765	7,042	3,510
Software and software maintenance	19,189	15,087	11,225
Impairment charges (Total other-than-temporary impairment charges, $0 net of $0, $793 net of $1,147, and $371 net of $1,325 included in other comprehensive loss)		354	954
Other	56,536	54,081	50,932
Total non-interest expense	293,748	289,625	276,924
Income before income taxes	221,642	197,003	206,842
Provision for income taxes	64,206	63,071	70,116
Net income	$ 157,436	$ 133,932	$ 136,726
Basic earnings per common share:
Weighted average number of shares outstanding (in shares)	66,046,155	65,967,989	66,411,193
Net income (in dollars per share)	$ 2.38	$ 2.03	$ 2.06
Fully diluted earnings per common share:
Weighted average number of shares outstanding (in shares)	66,778,436	66,313,490	66,636,353
Net income (in dollars per share)	$ 2.36	$ 2.02	$ 2.05